CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)		$ 4,348	$ 4,411	$ (855)
Available for sale securities:
Net unrealized holding gains (losses)		(293)	883	(3,308)
Reclassification adjustment for (gains) losses recognized in net income (loss)(1)	[1]	(96)	(42)	762
Plus: credit portion of OTTI losses recognized in net income (loss)(2)	[2]	0	0	5
Plus: noncredit portion of OTTI losses		0	0	176
Net unrealized holding gains (losses) on available for sale securities		(389)	841	(2,365)
Net unrealized gain on interest-rate swap derivative		104	102	104
Other comprehensive income (loss)		(285)	943	(2,261)
Comprehensive income (loss)		4,063	5,354	(3,116)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax		50	22	(393)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Tax		$ 0	$ 0	$ 3

[1]	(1) Amounts are included in net gain (loss) on the sale of securities in noninterest income on the consolidated statements of operations. Income tax expense (benefit) associated with the reclassification adjustment for the years ended December 31, 2015, 2014 and 2013 was $50,000, $22,000 and $(393,000), respectively.
[2]	(2) Amounts are included in net impairment losses recognized in noninterest income on the consolidated statements of operations. Income tax benefit associated with the reclassification adjustment for the years ended December 31, 2015, 2014 and 2013 totaled $0, $0 and $3,000, respectively